Since Inception [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Retirement Advantage 2055 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	20.93%	23.80%	(17.85%)	19.14%	16.38%